Intangible assets and goodwill	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Intangible assets and goodwill
6.
Intangible assets and goodwill
i)
Reconciliation of carrying amount

	Goodwill	Trademark	Non-compete agreement	Other intangible assets	Total
(in $ millions)	$	$	$	$	$
Cost
At January 1, 2022	712	—	1,644	107	2,463
Additions	—	—	—	5	5
Internally developed	—	—	—	15	15
Acquisition through business combination	163	69	—	1	233
Effects of movements in exchange rates	—	—	—	(1)	(1)
At December 31, 2022	875	69	1,644	127	2,715
Additions	—	—	—	1	1
Internally developed	—	—	—	28	28
Disposals/Write-off/Derecognition	—	—	—	(1)	(1)
Effects of movements in exchange rates	—	—	—	*	*
At December 31, 2023	875	69	1,644	155	2,743

	Goodwill	Trademark	Non-compete agreement	Other intangible assets	Total
(in $ millions)	$	$	$	$	$
Accumulated amortization and impairment losses
At January 1, 2022	65	—	1,644	79	1,788
Amortization for the year	—	5	—	16	21
Impairment loss	3	—	—	—	3
Effects of movements in exchange rates	—	—	—	(1)	(1)
At December 31, 2022	68	5	1,644	94	1,811
Amortization for the year	—	5	—	12	17
Disposal/Derecognition	—	—	—	(1)	(1)
Effects of movements in exchange rates	—	—	—	*	*
At December 31, 2023	68	10	1,644	105	1,827
Carrying amounts
At January 1, 2022	647	—	—	28	675
At December 31, 2022	807	64	—	33	904
At December 31, 2023	807	59	—	50	916

* Amount less than $1 million

ii)
Development costs

Included in the Other intangible assets is an amount of $28 million (2022: $15 million) that represents software development costs capitalized which primarily comprise staff costs.

iii)
Amortization

The amortization of intangible assets is primarily included in ‘Cost of revenue’ (see Note 21(iii)).

	2023	2022	2021
(in $ millions)	$	$	$
Amortization of intangible assets	17	21	236

iv)
Impairment testing for CGUs containing goodwill

For the purposes of impairment testing, goodwill has been allocated (net of impairment loss recognized) to the Group’s CGUs as follows:

	Note	2023	2022
(in $ millions)	reference	$	$
Goodwill allocated
Southeast Asia Ride Hailing CGUs	6(iv)(a)	606	606
Malaysia Mart CGU	6(iv)(b)	163	163
Indonesia Payment CGU	6(iv)(c)	34	34
Multiple units without significant goodwill		4	4

Impairment losses on goodwill are included in ‘Other expenses’ (see Note 21(ii)).

	2023	2022	2021
(in $ millions)	$	$	$
Impairment loss on goodwill	—	3	8

a)
Southeast Asia ride hailing cash generating units (“Southeast Asia Ride Hailing CGUs”)

For the purpose of impairment testing, goodwill of $606 million has been allocated to the Group’s ride hailing business operations across countries in Southeast Asia, each of which is considered a CGU (“Ride Hailing CGU”). The goodwill has been allocated in proportion to the non-compete benefits attributable to each Ride Hailing CGU. These benefits are represented by the fair value of the non-compete agreement on initial recognition attributable to each Ride Hailing CGU, which was based on a valuation technique that reflected the present value of differential cash flows between “with” and “without” non-compete agreement scenarios.

For the financial years ended 31 December 2023 and 2022, the estimated recoverable amount of each Ride Hailing CGU has exceeded its carrying amount and therefore no impairment loss was recognized.

The recoverable amount of the Ride Hailing CGUs was based on fair value less cost of disposal. To arrive at the fair value less cost of disposal, the Group applied a revenue based multiple of 2.45 from comparable companies to the amount of revenue plus consumer incentives of each Ride Hailing CGUs (2022: revenue based multiple of 1.35 derived from comparable companies to the amount of revenue plus consumer incentives of each Ride Hailing CGUs). The fair value measurement is categorized as a level 3 fair value (2022: level 3 fair value) based on the inputs in the valuation technique used (see Note 3.4). It has been identified that only changes beyond reasonably possible levels of the revenue based multiple could cause the carrying amount to exceed the recoverable amount.

b)
Malaysia delivery and offering of daily necessities cash generating unit (“Malaysia Mart CGU”)

For the purpose of impairment testing, goodwill of $163 million has been allocated to the Group’s goods ordering and delivery booking services in Malaysia ("Malaysia Mart CGU").

For the financial years ended 31 December 2023 and 2022, the estimated recoverable amount of the Malaysia Mart CGU exceeded its carrying amount and therefore no impairment loss was recognized.

The recoverable amount of the Malaysia Mart CGU was based on fair value less cost of disposal. To arrive at the fair value less cost of disposal, the Group applied an earnings based multiple of 13.30 derived from comparable companies to the earnings of its Malaysia Mart CGU (2022: fair value was determined based on the consideration paid in 2022 to acquire the operator of stores offering daily necessities in Malaysia). The fair value measurement is categorized as a level 3 fair value (2022: level 3 fair value) based on the inputs in the valuation technique used (see Note 3.4). It has been identified that only changes beyond reasonably possible levels of the earnings based multiple could cause the carrying amount to exceed the recoverable amount.

c)
Indonesia mobile payments and rewards cash generating unit (“Indonesia Payment CGU”)

For the purpose of impairment testing, goodwill of $34 million has been allocated to the Group’s Indonesia Payment CGU.

For the financial years ended 31 December 2023 and 2022, the estimated recoverable amount of the Indonesia Payment CGU exceeded its carrying amount and therefore no impairment loss was recognized.

The recoverable amount of the Indonesia Payment CGU was based on fair value less cost of disposal. To arrive at the fair value less cost of disposal, the Group applied a revenue based multiple of 3.60 derived from comparable companies to the revenue of its Indonesia Payment CGUs (2022: revenue based multiple of 4.40 derived from comparable companies to the revenue of its Indonesia Payment CGUs ). The fair value measurement is categorized as a level 3 fair value (2022: level 3 fair value) based on the inputs in the valuation technique used (see Note 3.4). It has been identified that only changes beyond reasonably possible levels of the revenue based multiple could cause the carrying amount to exceed the recoverable amount.